Property and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

10 PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of March 31,
	2024	2025
	RMB	RMB

Buildings	300,909	308,806
Leasehold improvements	30,042	—
Electronic equipment	12,587	11,187
Furniture and office equipment	6,001	7,019
Vehicles	2,279	2,743
Computer software	3,473	3,473
Subtotal	355,291	333,228
Less: accumulated depreciation and amortization	(55,550)	(33,998)
Less: accumulated impairment	—	(17,953)
Property and equipment, net	299,741	281,277

Depreciation and amortization expense recognized for the years ended March 31, 2023, 2024 and 2025 were RMB5,312, RMB8,091 and RMB11,450, respectively. No impairment charges were recorded for the years ended March 31, 2023, 2024.

As of March 31, 2024 and 2025, the buildings represented the two commercial properties purchased by the Group, located in Hangzhou, China.

As of March 31, 2025, in accordance with ASC 360-10, the Group determined that there were two asset groups within the Group, which were live video broadcast (“LVB”) focused online business asset group and one leasing property. Considering the weaker-than-expected operating results and the market capitalization was below the Group’s net assets, the Group concluded that there were triggering events which required the Group to perform an impairment test on the two asset groups. As a result of the impairment test, the Group recorded an impairment charge of RMB17,953 against the LVB focused online business asset group for the year ended March 31, 2025. The charge was allocated to each asset within the asset group on a pro rata basis based upon respective carrying values and after giving consideration to the fair values of each individual asset. The fair value of each asset was determined using appropriate valuation methodologies, including the market approach for the building and vehicles and the replacement cost approach for the other property and equipment.

As of the report date, the Group has not obtained ownership certificates for the buildings.